D1 Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Summary of Provisions
Provisions
		Customer	Suppliers
	Restructuring	related	related	Warranty	Other	Total
2019
Opening balance	3,309	8,916	1,559	363	1,861	16,008
Additions	436	1,323	1,641	906	2,866	7,172
Reversal of excess amounts	(290)	(86)	(739)	(43)	(25)	(1,183)
Negative effect on Income statement						5,989
Utilization/Cash out	(1,788)	(3,247)	(1,052)	(288)	(1,201)	(7,576)
Reclassiﬁcations	(659)	(3,217)	(101)	—	358	(3,619)
Translation differences	87	49	1	3	(19)	121
Closing balance	1,095	3,738	1,309	941	3,840	10,923

2018
Opening balance	4,043	2,642	1,613	158	1,423	9,879
Additions	3,539	8,532	214	401	1,024	13,710
Reversal of excess amounts	(408)	(236)	(15)	(20)	(46)	(725)
Negative effect on Income statement						12,985
Utilization/Cash out	(4,148)	(1,979)	(264)	(257)	(287)	(6,935)
Reclassiﬁcations	120	—	10	72	(112)	90
Translation differences	163	(43)	1	9	(141)	(11)
Closing balance	3,309	8,916	1,559	363	1,861	16,008